Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of property and equipment, net

	As of December 31,
	2017	2018
	RMB	RMB	US$
Electronic equipment	129,403	114,332	16,630
Leasehold improvements	62,216	65,084	9,466
Office equipment and fixtures	26,495	27,378	3,982
Motor vehicles	4,472	4,065	591
Construction in progress	2,466	24	3
Less: Accumulated depreciation	(135,915)	(146,964)	(21,375)

Property and equipment, net	89,137	63,919	9,297